FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Amortized cost.
Financial assets by category
Financial assets.	$ 211,830,890	$ 251,576,437
Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets.	15,246,972	31,195,750
Cash and cash equivalents. | Amortized cost.
Financial assets by category
Financial assets.	19,488,145	24,973,048
Cash and cash equivalents. | Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets.	13,206,934	19,500,222
Other financial assets | Amortized cost.
Financial assets by category
Financial assets.	58	634,553
Other financial assets | Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets.	2,040,038	11,695,528
Trade receivables | Amortized cost.
Financial assets by category
Financial assets.	168,366,767	207,320,974
Other receivables. | Amortized cost.
Financial assets by category
Financial assets.	$ 23,975,920	$ 18,647,862